Segmented information	12 Months Ended
Mar. 31, 2012
Segmented information [Abstract]
Segmented information
13.	Segmented information:

The Company has two reportable segments Retail and Other. Retail operates 32 stores across Canada under the Birks brand, and 24 stores in the Southeastern U.S. under the Mayors brand, 1 store under the Rolex brand name in Orlando, as well as 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our corporate sales division which services business customers by providing them with unique items for recognition programs, service awards and business gifts, gold exchange which purchases gold and silver from clients and refines the metals purchased and manufacturing which produce unique products for the retail segment of our business.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 31, 2012, March 26, 2011, and March 27, 2010, respectively, is set forth below:

	Retail			Other			Total
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(In thousands)
Sales to external customers	$279,345	$257,150	$241,819	$22,972	$13,798	$13,238	$302,317	$270,948	$255,057
Inter-segment sales	$–	$–	$–	$27,076	$21,875	$19,870	$27,076	$21,875	$19,870
Unadjusted gross profit	$125,749	$113,131	$102,752	$13,945	$8,626	$7,565	$139,694	$121,757	$110,317

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 31, 2012, March 26, 2011 and March 27, 2010:

	Fiscal Year Ended
	March 31, 2012	March 26, 2011	March 27, 2010
	(In thousands)
Unadjusted gross profit	$139,694	$121,757	$110,317
Inventory provisions	(2,998)	(3,034)	(4,305)
Other unallocated costs	(3,051)	(2,417)	(1,372)
Adjustment of intercompany profit	(415)	2	12

Adjusted gross profit	$133,230	$116,308	$104,652

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 31, 2012	March 26, 2011	March 27, 2010
	(In thousands)
Geographic Areas
Net Sales:
Canada	$163,027	$144,903	$135,402
United States	139,290	126,045	119,655

	$302,317	$270,948	$255,057

Long-lived assets:
Canada	$20,330	$20,232	$22,204
United States	7,805	7,366	8,520

	$28,135	$27,598	$30,724

Classes of Similar Products
Net sales:
Jewelry and other	$172,487	$159,306	$151,438
Timepieces	129,830	111,642	103,619

	$302,317	$270,948	$255,057